Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (5.1%)
325,000	Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.01%, 3/15/22	324,855
170,000	BMW Vehicle Lease Trust, Series 2019-1, Class A4, 2.92%, 8/22/22	171,907
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	199,868
41,732	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	41,641
225,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	229,692
300,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	302,607
87,321	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (1)	87,164
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	197,660
132,894	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	132,534
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	99,070
150,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (1)	149,545
330,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (1)	329,348
42,683	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	42,676
211,812	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.21%, 9/15/21 (1)	211,679
200,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (1)	198,645
TOTAL ASSET-BACKED SECURITIES (Cost $2,697,298) (5.1%)		2,718,891
COMMERCIAL MORTGAGE-BACKED SECURITIES (10.8%)
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	267,950
150,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	164,001
322,228	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	328,480
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	153,571
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	155,042
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	210,786
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	210,130
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (2)	337,291
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	283,334
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	288,109
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K088, Class A2, 3.69%, 1/25/29	234,807
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (1)(2)	246,576
36,919	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.49%, 4/25/46 (1)(2)	36,831
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.73%, 9/25/46 (1)(2)	147,571
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (1)(2)	198,620
200,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (1)(2)	194,090
239,986	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	238,441
247,477	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	246,580
197,976	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	199,856
57,459	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	57,359
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	254,641
65,329	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 1.47%, 9/20/34 (2)	58,703
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	185,668
280,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	288,731
142,122	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	141,847
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	107,259
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	102,710
198,179	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,230

March 31, 2020

Principal Amount		Value
197,107	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	198,543
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,617,935) (10.8%)		5,738,757
CORPORATE BONDS & NOTES (32.8%)
	BASIC MATERIALS (0.8%)
	CHEMICALS (0.8%)
125,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	121,704
125,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	118,060
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	178,724
		418,488
	COMMUNICATIONS (3.9%)
	ADVERTISING (0.2%)
125,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30	113,496
	INTERNET (0.3%)
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28 (3)	154,500
	MEDIA (1.2%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	185,779
275,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	308,773
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	156,055
		650,607
	TELECOMMUNICATIONS (2.2%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	209,046
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	208,703
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	201,720
150,000	Rogers Communications, Inc., Guaranteed Notes, 4.50%, 3/15/43	170,981
175,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	206,275
150,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (3)	154,176
		1,150,901
		2,069,504
	CONSUMER, CYCLICAL (1.3%)
	AUTO MANUFACTURERS (0.3%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	179,898
	AUTO PARTS & EQUIPMENT (0.2%)
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	130,876
	HOME BUILDERS (0.2%)
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	95,000
	HOME FURNISHINGS (0.4%)
200,000	Whirlpool Corp., Senior Unsecured Notes, 3.70%, 5/1/25	194,248
	LODGING (0.2%)
125,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29	100,000
		700,022
	CONSUMER, NON-CYCLICAL (3.3%)
	BEVERAGES (0.9%)
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	138,536
175,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	170,971
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	158,710
		468,217
	COMMERCIAL SERVICES (0.4%)
200,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	199,006
	HEALTHCARE PRODUCTS (0.9%)
213,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	237,709
225,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	235,959
		473,668
	HEALTHCARE SERVICES (0.6%)
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27 (3)	152,190
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21 (3)	152,892
		305,082
	PHARMACEUTICALS (0.5%)
100,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (1)	100,459
150,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43 (1)	203,743
		304,202
		1,750,175
	ENERGY (1.1%)
	OIL & GAS (0.4%)
100,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	53,510
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	157,269
		210,779

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	PIPELINES (0.7%)
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (3)	245,143
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	124,816
		369,959
		580,738
	FINANCIAL (14.8%)
	BANKS (8.1%)
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(3)	206,471
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	173,823
200,000	Bank of America Corp. GMTN, Senior Unsecured Notes, 3.50%, 4/19/26	212,430
250,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	252,071
150,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (2)	153,705
200,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	234,841
150,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	158,022
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	207,951
150,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	154,964
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	255,750
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	247,847
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	153,945
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (3)	215,083
150,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (2)	173,556
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	255,325
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	151,796
150,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	157,587
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	255,124
200,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	202,403
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	252,645
250,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	211,864
		4,287,203
	DIVERSIFIED FINANCIAL SERVICES (2.0%)
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 4.45%, 4/3/26	143,071
100,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	83,991
150,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	143,447
100,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30	99,631
150,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	152,296
100,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	104,563
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (3)	203,458
150,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	142,419
		1,072,876
	INSURANCE (2.0%)
200,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	205,283
150,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	158,071
225,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	232,683
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	196,893
150,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (2)(3)	138,750
125,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	118,686
		1,050,366
	REITS (2.7%)
150,000	American Tower Corp., Senior Unsecured Notes, 3.70%, 10/15/49	138,284
100,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	102,590
150,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	146,205
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	186,307
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	250,294
125,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	115,312
150,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	134,048
175,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	174,682
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	176,322
		1,424,044
		7,834,489

March 31, 2020

Principal Amount		Value
	INDUSTRIAL (2.2%)
	AEROSPACE & DEFENSE (0.6%)
150,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	159,674
150,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	164,663
		324,337
	BUILDING MATERIALS (0.3%)
100,000	Owens Corning, Senior Unsecured Notes, 4.20%, 12/15/22	99,317
100,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	94,400
		193,717
	ELECTRONICS (0.3%)
150,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	141,553
	MISCELLANEOUS MANUFACTURERS (0.7%)
150,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	167,514
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	199,980
		367,494
	PACKAGING & CONTAINERS (0.3%)
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	149,542
		1,176,643
	TECHNOLOGY (1.7%)
	SEMICONDUCTORS (0.6%)
150,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	157,562
125,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	138,231
		295,793
	SOFTWARE (1.1%)
100,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	100,134
125,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	132,131
200,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	208,038
150,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	151,033
		591,336
		887,129
	UTILITIES (3.7%)
	ELECTRIC (3.4%)
175,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	165,568
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	221,321
200,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	208,998
250,000	Florida Power & Light Co., 4.95%, 6/1/35	307,059
200,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	226,012
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	203,228
200,000	National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	224,022
150,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24 (3)	149,529
125,000	Southern Power Co., Series E, Senior Unsecured Notes, 2.50%, 12/15/21	122,951
		1,828,688
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	134,742
		1,963,430
TOTAL CORPORATE BONDS & NOTES (Cost $17,448,282) (32.8%)		17,380,618
FOREIGN GOVERNMENT OBLIGATIONS (1.3%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	211,932
150,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	155,917
175,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	177,537
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	155,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $676,737) (1.3%)		700,636
LONG-TERM MUNICIPAL SECURITIES (4.0%)
	CALIFORNIA (0.6%)
200,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	207,594
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	90,093
		297,687
	DISTRICT OF COLUMBIA (0.5%)
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	280,443
	KANSAS (0.2%)
125,000	Leavenworth County Unified School District No. 469, General Obligation Limited, BAM Insured, 2.87%, 9/1/38	122,815

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	MICHIGAN (0.4%)
200,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	216,592
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	231,399
	TEXAS (1.6%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	277,197
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	583,800
		860,997
	WASHINGTON (0.3%)
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	126,626
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,008,588) (4.0%)		2,136,559
U.S. GOVERNMENT AGENCY OBLIGATIONS (19.6%)
53,853	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	58,027
281,092	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	303,566
58,575	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	63,222
183,128	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	199,800
102,910	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	110,295
168,001	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	177,974
69,328	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	72,918
55,057	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	59,020
61,804	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	66,423
93,240	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	100,047
223,518	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	234,843
234,588	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	248,024
313,961	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	337,814
370,841	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	395,355
289,592	FHLMC Pool #SD8000, 3.00%, 7/1/49	303,333
449,955	FHLMC Pool #SD8023, 2.50%, 11/1/49	466,179
240,414	FHLMC Pool #ZT1594, 4.00%, 1/1/49	256,002
353,104	FHLMC Pool #ZT1951, 3.50%, 5/1/49	372,459
250,000	FNMA, 2.38%, 1/19/23	263,475
250,000	FNMA, 2.63%, 9/6/24	272,663
540,000	FNMA, 1.88%, 9/24/26	574,471
129,094	FNMA Pool #AB2346, 4.50%, 2/1/41	141,417
96,828	FNMA Pool #AB5231, 2.50%, 5/1/27	100,500
103,152	FNMA Pool #AB5716, 3.00%, 7/1/27	108,113
168,569	FNMA Pool #AB8144, 5.00%, 4/1/37	187,272
119,024	FNMA Pool #AI4285, 5.00%, 6/1/41	131,559
76,146	FNMA Pool #AJ5888, 4.50%, 11/1/41	82,737
175,953	FNMA Pool #AQ0287, 3.00%, 10/1/42	185,993
310,235	FNMA Pool #AR6394, 3.00%, 2/1/43	327,940
267,389	FNMA Pool #AS5892, 3.50%, 10/1/45	284,756
82,024	FNMA Pool #AS6102, 3.50%, 11/1/45	87,351
146,964	FNMA Pool #AS6205, 3.50%, 11/1/45	156,509
101,962	FNMA Pool #AS6385, 4.00%, 12/1/45	109,605
211,493	FNMA Pool #AS9459, 4.50%, 4/1/47	230,211
160,593	FNMA Pool #AS9562, 3.00%, 5/1/47	169,233
154,792	FNMA Pool #AU1847, 3.00%, 9/1/43	163,616
162,290	FNMA Pool #AU4279, 3.00%, 9/1/43	173,145
193,986	FNMA Pool #AV0703, 4.00%, 12/1/43	209,628
83,675	FNMA Pool #AW7362, 2.50%, 8/1/29	86,860
143,971	FNMA Pool #AX0416, 4.00%, 8/1/44	155,609
129,065	FNMA Pool #AX9013, 3.50%, 2/1/45	137,465
123,536	FNMA Pool #AY1670, 3.50%, 2/1/45	131,873
76,883	FNMA Pool #AY2728, 2.50%, 2/1/30	79,821
107,965	FNMA Pool #AY4195, 4.00%, 5/1/45	116,693
151,164	FNMA Pool #BA3885, 3.50%, 11/1/45	160,981
198,081	FNMA Pool #BD8213, 3.00%, 9/1/46	209,126
249,975	FNMA Pool #CA4073, 3.00%, 9/1/49	261,890
143,701	FNMA Pool #MA0641, 4.00%, 2/1/31	156,691
195,222	FNMA Pool #MA3238, 3.50%, 1/1/48	206,101
295,611	FNMA Pool #MA3614, 3.50%, 3/1/49	311,940
206,445	FNMA Pool #MA3637, 3.50%, 4/1/49	217,824
49,835	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	51,115
14	GNAM II Pool #MA5816, 3.50%, 3/20/49	15
60,530	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	62,395
85,892	GNMA II Pool #5332, 4.00%, 3/20/42	93,636
92,215	GNMA II Pool #MA1520, 3.00%, 12/20/43	99,003
60,370	GNMA II Pool #MA2445, 3.50%, 12/20/44	64,184
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,030,501) (19.6%)		10,388,717
U.S. TREASURY OBLIGATIONS (19.2%)
	U.S. TREASURY NOTES & BONDS (19.2%)
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (3)	178,266
500,000	U.S. Treasury Bonds, 4.38%, 2/15/38	779,863
230,000	U.S. Treasury Bonds, 3.50%, 2/15/39	327,678
321,000	U.S. Treasury Bonds, 3.88%, 8/15/40	481,788
1,589,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,205,979

March 31, 2020

Principal Amount		Value
325,000	U.S. Treasury Bonds, 2.25%, 8/15/49 (3)	395,929
600,000	U.S. Treasury Notes, 1.75%, 2/28/22	617,531
860,000	U.S. Treasury Notes, 1.38%, 6/30/23	889,630
1,605,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,742,804
400,000	U.S. Treasury Notes, 2.13%, 5/31/26	439,063
250,000	U.S. Treasury Notes, 1.50%, 8/15/26	265,400
350,000	U.S. Treasury Notes, 1.13%, 2/28/27 (3)	363,658
815,000	U.S. Treasury Notes, 2.75%, 2/15/28	950,112
500,000	U.S. Treasury Notes, 1.63%, 8/15/29	542,676
TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,724,388) (19.2%)		10,180,377

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,724,388) (19.2%)		10,180,377

Shares		Value
SHORT-TERM INVESTMENTS (11.3%)
	MONEY MARKET FUNDS (11.3%)
3,690,804	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (4)	3,690,804
2,319,910	State Street Navigator Securities Lending Government Money Market Portfolio (5)	2,319,910
TOTAL SHORT-TERM INVESTMENTS (Cost $6,010,714) (11.3%)		6,010,714
TOTAL INVESTMENT SECURITIES (104.1%) (Cost $53,214,443)		$55,255,269
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.1%)		(2,163,624)
NET ASSETS (6) (100%)		$53,091,645

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $2,287,906.
(4)	Rate reflects 7 day yield as of March 31, 2020.
(5)	Securities with an aggregate market value of $2,287,906 were out on loan in exchange for collateral including $2,319,910 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $53,214,443, aggregate gross unrealized appreciation was $2,690,572, aggregate gross unrealized depreciation was $649,746 and the net unrealized appreciation was $2,040,826.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$2,718,891	$—	$2,718,891
Commercial Mortgage-Backed Securities	—	5,738,757	—	5,738,757
Corporate Bonds & Notes*	—	17,380,618	—	17,380,618
Foreign Government Obligations	—	700,636	—	700,636
Long-Term Municipal Securities*	—	2,136,559	—	2,136,559
U.S. Government Agency Obligations	—	10,388,717	—	10,388,717
U.S. Treasury Obligations	—	10,180,377	—	10,180,377
Short-Term Investments	6,010,714	—	—	6,010,714
Total Investments in Securities	$6,010,714	$49,244,555	$—	$55,255,269

* See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.